Debt Obligations Level 3 (Tables)	12 Months Ended
Dec. 31, 2012
Debt and Capital Lease Obligations [Abstract]
Schedule of Debt [Table Text Block]
Debt outstanding at December 31 is as follows:

	2012		2011
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due May 2013 at 2.8% at December 31, 2011	$—	$—	$446	$8
Floating rate term loans due May 2015 at 4.1% and 4.2% at December 31, 2012 and 2011, respectively	895	15	910	15
Senior Secured Notes:
6.625% First-Priority Senior Notes due 2020	450	—	—	—
8.875% Senior Secured Notes due 2018 (includes $6 of unamortized discount at December 31, 2012 and 2011)	994	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014 at 4.9% and 5.0% at December 31, 2012 and 2011, respectively	120	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	62	—
Other Borrowings:
Australia Facility due 2014 at 6.1% and 6.8% at December 31, 2012 and 2011, respectively	31	5	36	5
Brazilian bank loans at 8.1% and 8.9% at December 31, 2012 and 2011, respectively	18	41	—	65
Capital Leases	10	1	11	1
Other at 3.8% and 5.7% at December 31, 2012 and 2011, respectively	4	12	4	23
Total non-affiliated debt	3,419	76	3,420	117
Affiliated debt:
Affiliated borrowings due on demand at 3.3% at December 31, 2011	—	—	—	2
Total affiliated debt	—	—	—	2
Total debt	$3,419	$76	$3,420	$119

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled Maturities
Aggregate maturities of debt, minimum payments under capital leases and minimum rentals under operating leases at December 31, 2012 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases	Minimum Payments Under Capital Leases
2013	$75	$32	$3
2014	193	27	2
2015	907	22	2
2016	28	17	2
2017	—	14	2
2018 and thereafter	2,287	22	9
Total minimum payments	$3,490	$134	20
Less: Amount representing interest			(9)
Present value of minimum payments			$11